Document and Entity Information	Jan. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001652130
Document Type	8-K
Document Period End Date	Jan. 09, 2026
Entity Registrant Name	INTELLIA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37766
Entity Tax Identification Number	36-4785571
Entity Address, Address Line One	40 Erie Street
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(857)
Local Phone Number	285-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $0.0001)
Trading Symbol	NTLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false